Bridgeway Funds, Inc.
Aggressive Investors 1 Fund (BRAGX)
Ultra-Small Company Fund (BRUSX)
Ultra-Small Company Market Fund (BRSIX)
Small-Cap Value Fund (BRSVX)
Omni Small-Cap Value Fund (BOSVX)
Managed Volatility Fund (BRBPX)

Supplement dated June 28, 2024 to the Prospectus dated October 31, 2023

The following changes are effective as of June 30, 2024.
On pages 7 and 12 of the Prospectus, with respect to Aggressive Investors 1 Fund and Ultra-Small Company Fund, respectively, the information under the heading “Portfolio Managers,” is replaced in its entirety by the following:

The Fund is team managed jointly and primarily by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Co-Chief Investment Officer, Portfolio Manager	Since Fund inception (1994)
Elena Khoziaeva, CFA	Co-Chief Investment Officer, Portfolio Manager	Since 2005
Jacob Pozharny, PhD	Co-Chief Investment Officer, Portfolio Manager	Since 2024
Christine L. Wang, CFA, CPA	Portfolio Manager	Since 2024

On page 18 of the Prospectus, with respect to Ultra-Small Company Market Fund, the information under the heading “Portfolio Managers,” is replaced in its entirety by the following:

The Fund is team managed jointly and primarily by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Co-Chief Investment Officer, Portfolio Manager	Since Fund inception (1997)
Elena Khoziaeva, CFA	Co-Chief Investment Officer, Portfolio Manager	Since 2005
Christine Wang, CFA, CPA	Portfolio Manager	Since 2010
Andrew L. Berkin, PhD	Head of Research, Portfolio Manager	Since 2024

On page 24 of the Prospectus, with respect to Small-Cap Value Fund, the information under the heading “Portfolio Managers,” is replaced in its entirety by the following:

The Fund is team managed jointly and primarily by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Co-Chief Investment Officer, Portfolio Manager	Since Fund inception (2003)
Elena Khoziaeva, CFA	Co-Chief Investment Officer, Portfolio Manager	Since 2005
Jacob Pozharny, PhD	Co-Chief Investment Officer, Portfolio Manager	Since 2024
Christine L. Wang, CFA, CPA	Portfolio Manager	Since 2024

On page 31 of the Prospectus, with respect to Omni Small-Cap Value Fund, the information under the heading “Portfolio Managers,” is replaced in its entirety by the following:

The Fund is team managed jointly and primarily by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Co-Chief Investment Officer, Portfolio Manager	Since Fund inception (2011)
Christine L. Wang, CFA, CPA	Portfolio Manager	Since Fund inception (2011)
Elena Khoziaeva, CFA	Co-Chief Investment Officer, Portfolio Manager	Since 2013
Andrew L. Berkin, PhD	Head of Research, Portfolio Manager	Since 2024

On page 37 of the Prospectus, with respect to Managed Volatility Fund, the information under the heading “Portfolio Managers,” is replaced in its entirety by the following:

The Fund is team managed jointly and primarily by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Co-Chief Investment Officer, Portfolio Manager	Since 2013
Elena Khoziaeva, CFA	Co-Chief Investment Officer, Portfolio Manager	Since 2013
Jacob Pozharny, PhD	Co-Chief Investment Officer, Portfolio Manager	Since 2024
Christine L. Wang, CFA, CPA	Portfolio Manager	Since 2024

Beginning on page 57 of the Prospectus, the information under the sub-heading “Who is the Investment Management Team?,” is replaced in its entirety with the following:

Investment decisions for each Fund are based on statistical models run by the Investment Management Team.
These models can apply to multiple Funds. Procedures are documented to the degree that, theoretically, any one of the Portfolio Managers could manage a Fund. Roles and responsibilities rotate across models and Funds to build team depth and skills. Modeling research is designed, presented, and scrutinized at the team level.
Collectively, the following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:
John Montgomery is a Co-Chief Investment Officer and Portfolio Manager for all of the Bridgeway Funds. John founded the Adviser in 1993 and has worked at the Adviser since its inception. He holds a BS in Engineering and a BA in Philosophy from Swarthmore College and graduate degrees from MIT and Harvard Business School.
Elena Khoziaeva, CFA, is a Co-Chief Investment Officer and Portfolio Manager and began working at the Adviser in 1998. Her responsibilities include portfolio management, investment research, and statistical modeling. Elena earned a Bachelor of Economic Sciences degree from Belarussian State Economic University in Minsk and graduated with highest honors from the University of Houston with an MBA in accounting.

Christine L. Wang, CFA, CPA, is a Portfolio Manager and began working for the Adviser in 2008. Her responsibilities include portfolio management, investment research, and statistical modeling. Christine holds an MS in Accounting from the University of Virginia and a BA in Sociology and Managerial Studies from Rice University. Christine is a Certified Public Accountant licensed in the State of Texas. Prior to joining the Adviser, Christine worked in public accounting with a focus on energy trading and risk management from 2004 to 2008.

Aggressive Investors 1 Fund, Ultra-Small Company Fund, Small-Cap Value Fund and Managed Volatility Fund
In addition to Mr. Montgomery, Ms. Khoziaeva, and Ms. Wang, Jacob Pozharny is also jointly and primarily responsible for the day-to-day management of the Aggressive Investors 1 Fund, Ultra-Small Company Fund, Small-Cap Value Fund and Managed Volatility Fund.

Jacob Pozharny, PhD is Co-Chief Investment Officer and Portfolio Manager and began working at the Adviser in 2018.  Jacob received his Ph.D. in Applied Statistics from the University of California, Riverside; an MS in Statistics from the University of California, Riverside; an MS in Applied Economics and Finance from the University of California, Santa Cruz; and a BA in Economics, also from the University of California, Santa Cruz.

Ultra-Small Company Market Fund and Omni Small-Cap Value Fund
In addition to Mr. Montgomery, Ms. Khoziaeva, and Ms. Wang, Andrew Berkin is also jointly and primarily responsible for the day-to-day management of the Ultra-Small Company Market Fund and Omni Small-Cap Value Fund.
Andrew L. Berkin, PhD is Head of Research and Portfolio Manager.  He oversees the development and implementation of Bridgeway’s statistically driven, evidence-based investment strategies. Andrew began working for the Adviser in 2013. Andrew earned a BS with honors in Physics from the California Institute of Technology and a PhD in Physics from the University of Texas.  He previously was a senior member and director of the quantitative research group of an investment management firm.

This information supplements the Prospectus dated October 31, 2023.
Please retain this supplement for future reference.

Bridgeway Funds, Inc.
Aggressive Investors 1 Fund (BRAGX)
Ultra-Small Company Fund (BRUSX)
Ultra-Small Company Market Fund (BRSIX)
Small-Cap Value Fund (BRSVX)
Omni Small-Cap Value Fund (BOSVX)
Managed Volatility Fund (BRBPX)

Supplement dated June 28, 2024 to the Statement of Additional Information (“SAI”)
dated October 31, 2023

Effective as of June 30, 2024, “APPENDIX B – PORTFOLIO MANAGERS”, which begins on page 51 of the SAI, is replaced in its entirety by the following:

APPENDIX B – PORTFOLIO MANAGERS
The following provides information regarding the Portfolio Managers identified in the Funds’ Prospectus: (1) the dollar range of their investments in each Bridgeway Fund; (2) a description of their compensation structure; and (3) information regarding other accounts managed by them and potential conflicts of interest that might arise from the management of multiple accounts.
INVESTMENTS IN THE FUNDS
The table below provides the dollar range of investments in each series of the Bridgeway Funds directly or indirectly owned by John Montgomery, Co-Chief Investment Officer and a Portfolio Manager for all of the Bridgeway Funds, as of June 30, 2023.

Fund	Investments Held Individually or Jointly with Spouse[1]	Bridgeway Capital Management’s Ownership of Fund Shares[2]	Total
Aggressive Investors 1 Fund	Over $1,000,000	$100,001 - $500,000	Over $1,000,000
Ultra-Small Company Fund	Over $1,000,000	$100,001 - $500,000	Over $1,000,000
Ultra-Small Company Market Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Small-Cap Value Fund	$100,001 - $500,000	$500,001 - $1,000,000	$500,001 - $1,000,000
Managed Volatility Fund	$500,001 - $1,000,000	Over $1,000,000	Over $1,000,000
Omni Small-Cap Value Fund	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000
[1]
This column reflects investments in a Fund’s shares owned directly by Mr. Montgomery or beneficially owned by Mr. Montgomery (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). Mr. Montgomery is presumed to be a beneficial owner of securities that are held by his immediate family members sharing the same household.

[2]
Mr. Montgomery controls the Adviser due to the level of his stock ownership (approximately 51%) in the Adviser’s immediate parent company, Bridgeway Investments, Inc.and also has or shares investment control over the Adviser’s investments. As a result, under Rule 16a-1(a)(2) of the Securities Exchange Act of 1934, he is deemed to beneficially own the investments held by the Adviser in shares of the Funds. This column reflects the Adviser’s total investments in shares of the Funds managed by Mr. Montgomery.

The table below provides the dollar range of investments in each Bridgeway Fund owned by Elena Khoziaeva and Christine L. Wang, each of whom is a Portfolio Manager that has joint and primary responsibility for the day-to-day management of all of the Bridgeway Funds, as of June 30, 2023. The table also provides the dollar range of investments in the Aggressive Investors 1 Fund, Ultra-Small Company Fund, Small-Cap Value Fund and Managed Volatility Fund owned by Jacob Pozharny, another Portfolio Manager for these funds, as of May 31, 2024. Further, the table provides the dollar range of investments in the Omni Small-Cap Value Fund and the Ultra-Small Company Market Fund owned by Andrew L. Berkin, another Portfolio Manager for these funds, as of May 31, 2024.

Fund and Name of Portfolio Manager	Dollar Range of Investments in Each Fund (1) (2)
AGGRESSIVE INVESTORS 1 FUND Elena Khoziaeva Christine Wang Jacob Pozharny	$100,001 - $500,000 $0 $0
ULTRA-SMALL COMPANY FUND Elena Khoziaeva Christine Wang Jacob Pozharny	$10,001-$50,000 $0 $0
ULTRA-SMALL COMPANY MARKET FUND Elena Khoziaeva Christine Wang Andrew L. Berkin	$1-$10,000 $100,001-$500,000 $50,001-$100,000
SMALL-CAP VALUE FUND Elena Khoziaeva Christine Wang Jacob Pozharny	$10,001-$50,000 $0 $0
OMNI SMALL-CAP VALUE FUND Elena Khoziaeva Christine Wang Andrew L. Berkin	$100,001 - $500,000 $100,001 - $500,000 $500,001 - $1,00,000
MANAGED VOLATILITY FUND Elena Khoziaeva Christine Wang Jacob Pozharny	$10,001-$50,000 $0 $0
[1]
This column reflects investments in a Fund’s shares owned directly by the Portfolio Manager, or beneficially owned by the Portfolio Manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A Portfolio Manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

[2]
Mr. Berkin, Ms. Khoziaeva, Mr. Pozharny, and Ms. Wang participate in ownership of the Adviser’s immediate parent company, Bridgeway Investments, Inc., due to their participation in an Employee Stock Ownership Program (“ESOP”). As a result, each of them indirectly owns a portion of the investments held by the Adviser in shares of the Bridgeway Funds. As of December 31, 2022, the Adviser owned shares of the then existing seven Bridgeway Funds. These indirect amounts are not reflected in the table above.

DESCRIPTION OF COMPENSATION STRUCTURE
The objective of the Adviser’s compensation program is to provide pay and long-term compensation for its staff members (who are all referred to as “Partners”) that is competitive with the mutual fund/investment advisory market relative to the Adviser’s size. The Adviser evaluates competitive market compensation by reviewing compensation survey results conducted by independent third parties involved in investment industry compensation.
The Portfolio Managers, including John Montgomery, Elena Khoziaeva, Andrew L. Berkin, Jacob Pozharny and Christine L. Wang, participate in a compensation program that includes a base salary that is fixed annually, bonus and long-term compensation. Each Portfolio Manager’s base salary is a function of review of market salary data for their respective role and an assessment of individual execution of responsibilities related to goals, integrity, team work, and leadership. Profit sharing bonuses are driven by company performance and an assessment of individual execution of responsibilities. The Adviser’s profitability is primarily affected by a) assets under management, b) management fees, for which some actively managed accounts have performance-based fees relative to stock market benchmarks, and c) operating costs of the Adviser.

Fund performance impacts overall compensation in two broad ways. First, generally assets under management increase with positive long-term performance. An increase in assets increases total management fees and likely increases the Adviser’s profitability (although certain Funds do not demonstrate economies of scale and other Funds have management fees which reflect economies of scale to shareholders). Second, certain Funds have performance-based management fees that are a function of trailing five-year before-tax performance of each Fund relative to its specific market benchmark. Should any Fund’s performance exceed the benchmark, the Adviser may make more total management fees and increase its profitability. On the other hand, should any Fund’s performance lag the benchmark, the Adviser may experience a decrease in profitability.
Finally, all Portfolio Managers participate in long-term compensation programs including a 401(k) Plan and equity programs linked to the Adviser’s value which is a function of the profitability and growth of the Adviser. Although Mr. Montgomery does not participate in the ESOP, the value of his ownership stake is impacted by the profitability and growth of the Adviser.
Historically, the Adviser has voluntarily disclosed the annual compensation of John Montgomery, Co-Chief Investment Officer, and Portfolio Manager for all of the Bridgeway Funds. Annual compensation for each of the three most recent calendar years ended December 31, includes a salary and bonus, plus a 401(k) contribution. John Montgomery’s cash compensation component was $713,354, $430,000 and $430,00 for 2020, 2021, and 2022, respectively. The 401(k) contribution for John Montgomery was $14,250 in 2020, $0 in 2021 and $15,250 in 2022. These figures are based on the Adviser’s audited financial records and individual W-2 forms.
As an “S” Corporation, the federal income taxes of Bridgeway Investments, Inc. (“Bridgeway Investments”), which is the immediate parent company of the Adviser, are paid at the shareholder rather than corporate level. The Adviser distributes an amount to Bridgeway Investments to enable its shareholders to cover these taxes at the maximum individual tax rate. These amounts are not included in Mr. Montgomery’s annual compensation disclosed herein.
OTHER MANAGED ACCOUNTS
The Adviser’s Portfolio Managers use statistical investment models which are used in connection with the management of certain Bridgeway Funds as well as other funds for which the Adviser acts as sub-adviser and other separate accounts managed for organizations and individuals. The following chart reflects information regarding other accounts (excluding the Bridgeway Fund(s)) for which each Portfolio Manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.
Andrew L. Berkin did not manage any other accounts as of May 31, 2024.  The information in the chart below relates to John Montgomery, Elena Khoziaeva, and Christine L. Wang, as of June 30, 2023. The information in the chart below for Jacob Pozharny is as of May 31, 2024.
The following information is applicable to John Montgomery:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	4	$1,446.7	0	$0
Other Pooled Investment Vehicles	1	$14.1	0	$0
Other Accounts	22	$274	14	$47
xx

The following information is applicable to Elena Khoziaeva:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	4	$1,446.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	22	$274	14	$47
The following information is applicable to Jacob Pozharny:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$17.6	0	$0
Other Accounts	0	0	0	$0
The following information is applicable to Christine L. Wang:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	2	$909.8	0	$0
Other Pooled Investment Vehicles	1	$14.1	0	$0
Other Accounts	2	$7.2	0	$0
POTENTIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one fund or other account. Set forth below is a description of material conflicts of interest that may arise in connection with a Portfolio Manager who manages multiple funds and/or other accounts:
•
The management of multiple funds and/or other accounts may result in a Portfolio Manager devoting varying periods of time and attention to the management of each fund and/or other account. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The Adviser believes this problem may be significantly mitigated by Bridgeway’s use of statistical models.

•
If a Portfolio Manager identifies an investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. Accordingly, the Adviser has developed guidelines to address the priority order in allocating investment opportunities.

•
At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the funds or other accounts for which he or she exercises investment responsibility, or may decide that certain of the funds or other accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may place separate transactions for one or more funds or other accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other funds or accounts.

•
With respect to securities transactions for the funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. The Adviser may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account. The Adviser seeks to mitigate this problem through a random rotation of order in the allocation of executed trades.

•
With respect to securities transactions for the funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser or its affiliates may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account.

•
The appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a Portfolio Manager has day-to-day management responsibilities.

The Adviser and the Funds have adopted certain compliance policies and procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

This information supplements the SAI dated October 31, 2023.
Please retain this supplement for future reference.